Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	It is the Committee's practice to award share options and establish the exercise price as described above on a predetermined schedule - typically at the close of trading on the second trading day following our quarterly or annual earnings releases - so that the timing of disclosure of any material nonpublic information does not affect the value of executive compensation.
Award Timing Method	It is the Committee's practice to award share options and establish the exercise price as described above on a predetermined schedule - typically at the close of trading on the second trading day following our quarterly or annual earnings releases - so that the timing of disclosure of any material nonpublic information does not affect the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the Committee's practice to award share options and establish the exercise price as described above on a predetermined schedule - typically at the close of trading on the second trading day following our quarterly or annual earnings releases - so that the timing of disclosure of any material nonpublic information does not affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false